Intangible assets, net - Finite-Lived Intangible Assets Amortization Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 133.0	€ 123.5	€ 115.4
Cost of Sales
Finite-Lived Intangible Assets [Line Items]
Amortization	107.8	101.8	97.4
R&D Costs
Finite-Lived Intangible Assets [Line Items]
Amortization	14.5	12.0	7.5
SG&A
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 10.7	€ 9.7	€ 10.5